Cover Page	Sep. 30, 2021	Sep. 30, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date	Oct. 01, 2021
Entity Registrant Name		U.S. Silica Holdings, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-35416
Entity Tax Identification Number		26-3718801
Entity Address, Address Line One		24275 Katy Freeway, Suite 600
Entity Address, City or Town		Katy
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		77494
City Area Code		281
Local Phone Number		258-2170
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.01 par value
Trading Symbol		SLCA
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Entity Central Index Key		0001524741
Amendment Flag		false